Insurance and Reinsurance contract Assets and Liabilities - Summary of Insurance Contracts in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	$ 673
Opening insurance contract liabilities	354,849
Insurance finance (income) expenses	(14,628)	$ (6,307)
Acquisition cash flows incurred in the year	820	805
Closing insurance contract assets	145	673
Closing insurance contract liabilities	367,996	354,849
Insurance Contracts Issued [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	(673)	(972)
Opening insurance contract liabilities	354,849	405,621
Opening insurance contract liabilities for account of segregated fund holders	110,216	130,836
Net opening balance	464,392	535,485
Changes that relate to future services	90	742
Changes that relate to past services	(1,878)	(1,948)
Insurance service result	(4,590)	(3,783)
Insurance finance (income) expenses	25,174	(68,833)
Effects of movements in foreign exchange rates	(9,771)	16,061
Total changes in income and OCI	10,813	(56,555)
Total cash flows	3,036	6,274
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(174)	(192)
Change in PAA balance	481,994	464,392
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	(20,620)
Closing insurance contract assets	(145)	(673)
Closing insurance contract liabilities	367,996	354,849
Closing insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net closing balance	481,994	464,392
Insurance finance (income) expenses, per disclosure in note 7 (f)	24,992	(68,833)
Insurance Contracts Issued [Member] | Cash flow hedges [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	3	0
Insurance Contracts Issued [Member] | Fair value hedges [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	(185)	0
Insurance Contracts Issued [Member] | Assets for insurance acquisition cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	(9)
Opening insurance contract liabilities	(796)
Net opening balance	(805)
Closing insurance contract assets		(9)
Closing insurance contract liabilities	(820)	(796)
Net closing balance	(820)	(805)
Analysis by measurement components [Member] | Insurance Contracts Issued [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	(658)	(958)
Opening insurance contract liabilities	342,853	392,685
Opening PAA insurance contract net liabilities	11,981	12,922
Opening insurance contract liabilities for account of segregated fund holders	110,216	130,836
Net opening balance	464,392	535,485
CSM recognized for services provided	(2,162)	(2,298)
Change in risk adjustment for non-financial risk for risk expired	(1,620)	(1,582)
Experience adjustments	152	6
Changes that relate to current services	(3,630)	(3,874)
Contracts initially recognized during the year	253	514
Changes in estimates that adjust the CSM	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	(162)	227
Changes that relate to future services	91	741
Adjustments to liabilities for incurred claims	(32)	(40)
Changes that relate to past services	(32)	(40)
Insurance service result	(3,571)	(3,173)
Insurance finance (income) expenses	24,306	(67,575)
Effects of movements in foreign exchange rates	(9,729)	16,033
Total changes in income and OCI	11,006	(54,715)
Total cash flows	2,081	5,190
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0
Acquisition cash flows incurred in the year	(8)	(7)
Change in PAA balance	596	(941)
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	(20,620)
Net closing balance	481,994	464,392
Closing insurance contract assets	(144)	(658)
Closing insurance contract liabilities	355,418	342,853
Closing PAA insurance contract net liabilities	12,577	11,981
Closing insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net closing balance	481,994	464,392
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | PAA [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance (income) expenses	868	(1,258)
Insurance finance (income) expenses, per disclosure in note 7 (f)	24,992	(68,833)
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Cash flow hedges [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	3
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Cash flow hedges [Member] | PAA [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	0
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Fair value hedges [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	(120)
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Fair value hedges [Member] | PAA [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reclassification of derivative	(65)
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Estimates of PV of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	(1,827)	(1,955)
Opening insurance contract liabilities	297,967	341,125
Opening PAA insurance contract net liabilities	12,125	12,919
Opening insurance contract liabilities for account of segregated fund holders	110,216	130,836
Net opening balance	418,481	482,925
CSM recognized for services provided	0
Change in risk adjustment for non-financial risk for risk expired	0
Experience adjustments	152	6
Changes that relate to current services	152	6
Contracts initially recognized during the year	(3,295)	(2,880)
Changes in estimates that adjust the CSM	1,585	3,377
Changes in estimates that relate to losses and reversal of losses on onerous contracts	(174)	229
Changes that relate to future services	(1,884)	726
Adjustments to liabilities for incurred claims	(28)	(33)
Changes that relate to past services	(28)	(33)
Insurance service result	(1,760)	699
Insurance finance (income) expenses	22,340	(62,812)
Effects of movements in foreign exchange rates	(8,405)	13,898
Total changes in income and OCI	12,175	(48,215)
Total cash flows	2,081	5,190
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(5)	(5)
Acquisition cash flows incurred in the year	0
Change in PAA balance	587	(794)
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	(20,620)
Net closing balance	437,246	418,481
Closing insurance contract assets	(416)	(1,827)
Closing insurance contract liabilities	310,807	297,967
Closing PAA insurance contract net liabilities	12,712	12,125
Closing insurance contract liabilities for account of segregated fund holders	114,143	110,216
Net closing balance	437,246	418,481
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	512	365
Opening insurance contract liabilities	25,750	30,780
Opening PAA insurance contract net liabilities	605	694
Opening insurance contract liabilities for account of segregated fund holders	0
Net opening balance	26,867	31,839
CSM recognized for services provided	0
Change in risk adjustment for non-financial risk for risk expired	(1,620)	(1,582)
Experience adjustments	0
Changes that relate to current services	(1,620)	(1,582)
Contracts initially recognized during the year	1,180	1,396
Changes in estimates that adjust the CSM	(3,859)	(994)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	12	(2)
Changes that relate to future services	(2,667)	400
Adjustments to liabilities for incurred claims	(4)	(7)
Changes that relate to past services	(4)	(7)
Insurance service result	(4,291)	(1,189)
Insurance finance (income) expenses	1,646	(5,105)
Effects of movements in foreign exchange rates	(779)	1,411
Total changes in income and OCI	(3,424)	(4,883)
Total cash flows	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0
Acquisition cash flows incurred in the year	0
Change in PAA balance	21	(89)
Movements related to insurance contract liabilities for account of segregated fund holders	0
Net closing balance	23,464	26,867
Closing insurance contract assets	141	512
Closing insurance contract liabilities	22,697	25,750
Closing PAA insurance contract net liabilities	626	605
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	23,464	26,867
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | CSM Fair value [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	100	179
Opening insurance contract liabilities	17,105	19,842
Opening PAA insurance contract net liabilities	0
Opening insurance contract liabilities for account of segregated fund holders	0
Net opening balance	17,205	20,021
CSM recognized for services provided	(1,812)	(2,064)
Change in risk adjustment for non-financial risk for risk expired	0
Experience adjustments	0
Changes that relate to current services	(1,812)	(2,064)
Contracts initially recognized during the year	0	35
Changes in estimates that adjust the CSM	2,214	(1,737)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0
Changes that relate to future services	2,214	(1,702)
Adjustments to liabilities for incurred claims	0
Changes that relate to past services	0
Insurance service result	402	(3,766)
Insurance finance (income) expenses	244	311
Effects of movements in foreign exchange rates	(438)	639
Total changes in income and OCI	208	(2,816)
Total cash flows	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0
Acquisition cash flows incurred in the year	0
Change in PAA balance	0
Movements related to insurance contract liabilities for account of segregated fund holders	0
Net closing balance	17,413	17,205
Closing insurance contract assets	32	100
Closing insurance contract liabilities	17,381	17,105
Closing PAA insurance contract net liabilities	0	0
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	17,413	17,205
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | CSM Other [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	557	453
Opening insurance contract liabilities	2,087	992
Opening PAA insurance contract net liabilities	0
Opening insurance contract liabilities for account of segregated fund holders	0
Net opening balance	2,644	1,445
CSM recognized for services provided	(350)	(234)
Change in risk adjustment for non-financial risk for risk expired	0
Experience adjustments	0
Changes that relate to current services	(350)	(234)
Contracts initially recognized during the year	2,368	1,963
Changes in estimates that adjust the CSM	60	(646)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0
Changes that relate to future services	2,428	1,317
Adjustments to liabilities for incurred claims	0
Changes that relate to past services	0
Insurance service result	2,078	1,083
Insurance finance (income) expenses	76	31
Effects of movements in foreign exchange rates	(107)	85
Total changes in income and OCI	2,047	1,199
Total cash flows	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0
Acquisition cash flows incurred in the year	0
Change in PAA balance	0
Movements related to insurance contract liabilities for account of segregated fund holders	0
Net closing balance	4,691	2,644
Closing insurance contract assets	99	557
Closing insurance contract liabilities	4,592	2,087
Closing PAA insurance contract net liabilities	0	0
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	4,691	2,644
Analysis by measurement components [Member] | Insurance Contracts Issued [Member] | Assets for insurance acquisition cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening insurance contract assets	0
Opening insurance contract liabilities	(56)	(54)
Opening PAA insurance contract net liabilities	(749)	(691)
Opening insurance contract liabilities for account of segregated fund holders	0
Net opening balance	(805)	(745)
CSM recognized for services provided	0
Change in risk adjustment for non-financial risk for risk expired	0
Experience adjustments	0
Changes that relate to current services	0
Contracts initially recognized during the year	0
Changes in estimates that adjust the CSM	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0
Changes that relate to future services	0
Adjustments to liabilities for incurred claims	0
Changes that relate to past services	0
Insurance service result	0
Insurance finance (income) expenses	0
Effects of movements in foreign exchange rates	0
Total changes in income and OCI	0
Total cash flows	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	5	5
Acquisition cash flows incurred in the year	(8)	(7)
Change in PAA balance	(12)	(58)
Movements related to insurance contract liabilities for account of segregated fund holders	0
Net closing balance	(820)	(805)
Closing insurance contract assets	0	0
Closing insurance contract liabilities	(59)	(56)
Closing PAA insurance contract net liabilities	(761)	(749)
Closing insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance	$ (820)	$ (805)